Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.29%
Annual Return 2015	0.39%
Annual Return 2016	5.66%
Annual Return 2017	23.13%
Annual Return 2018	(8.89%)
Annual Return 2019	26.21%
Annual Return 2020	17.46%
Annual Return 2021	17.83%
Annual Return 2022	(17.07%)
Annual Return 2023	17.68%